Note 11 - Derivatives Not Designated as Hedging Instruments (Details) - Not Designated as Hedging Instrument [Member] - Foreign Exchange Forward [Member] - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Net gain (loss) from derivatives not designated as hedging instruments	$ (14)		$ 14	$ 10
Predecessor [Member]
Net gain (loss) from derivatives not designated as hedging instruments		$ 2